Concentration (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Cash deposit at financial institutions	$ 1,038,967		$ 49,668
Revenue [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	40.20%	28.60%
Revenue [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	37.10%	16.40%
Revenue [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage		15.90%
Accounts Receivable [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	50.30%		43.70%
Accounts Receivable [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	45.70%		25.80%
Accounts Receivable [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			10.40%
Purchase [Member] | Supplier Concentration Risk [Member] | Suppliers One [Member]
Concentration risk, percentage	27.60%	47.40%
Purchase [Member] | Supplier Concentration Risk [Member] | Suppliers Two [Member]
Concentration risk, percentage	16.00%	14.80%
Purchase [Member] | Supplier Concentration Risk [Member] | Suppliers Three [Member]
Concentration risk, percentage	15.90%	11.30%